Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.22%
Communication services: 1.94%
Diversified telecommunication services: 0.08%
Lumen Technologies, Inc.†	18,996	$145,889
Entertainment: 0.52%
Cinemark Holdings, Inc.	6,577	208,688
Madison Square Garden Entertainment Corp. Class A†	3,615	292,417
Sphere Entertainment Co.†	2,625	454,204
		955,309
Interactive media & services: 1.04%
CarGurus, Inc.†	5,252	179,041
EverQuote, Inc. Class A†	48,212	1,146,963
MediaAlpha, Inc. Class A†	30,014	377,276
TripAdvisor, Inc.†	7,430	101,865
Yelp, Inc. Class A†	4,280	104,946
		1,910,091
Media: 0.30%
Magnite, Inc.†	28,867	547,896
Consumer discretionary: 8.65%
Automobile components: 1.21%
Adient PLC†	7,833	143,970
Dauch Corp.†	51,799	280,751
Garrett Motion, Inc.	23,505	851,586
Motorcar Parts of America, Inc.†	24,973	382,586
Versigent PLC†	13,363	561,380
		2,220,273
Broadline retail: 0.33%
Kohl’s Corp.	34,175	605,581
Distributors: 0.51%
GigaCloud Technology, Inc. Class A†	29,525	932,990
Diversified consumer services: 1.39%
American Public Education, Inc.†	8,138	437,010
Covista, Inc.†	2,624	327,108
Frontdoor, Inc.†	6,696	519,543
Perdoceo Education Corp.	23,902	764,864
Stride, Inc.†	6,039	520,803
		2,569,328
Hotels, restaurants & leisure: 2.11%
Brightstar Lottery PLC	6,416	68,780
Brinker International, Inc.†	7,900	1,327,200
Hilton Grand Vacations, Inc.†	15,414	807,231
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 1

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Hotels, restaurants & leisure(continued)
Rush Street Interactive, Inc. Class A†	20,238	$601,878
Super Group SGHC Ltd.	79,696	1,079,881
		3,884,970
Household durables: 1.16%
Flexsteel Industries, Inc.	6,841	509,518
Hovnanian Enterprises, Inc. Class A†	7,251	1,032,615
M/I Homes, Inc.†	3,676	591,064
		2,133,197
Specialty retail: 1.29%
Abercrombie & Fitch Co. Class A†	9,627	866,526
Group 1 Automotive, Inc.	2,038	593,405
Urban Outfitters, Inc.†	12,912	914,944
		2,374,875
Textiles, apparel & luxury goods: 0.65%
Kontoor Brands, Inc.	12,854	1,071,252
Superior Group of Cos., Inc.	9,218	120,940
		1,192,192
Consumer staples: 1.76%
Beverages: 0.21%
Vita Coco Co., Inc.†	6,014	397,766
Consumer staples distribution & retail: 1.40%
Andersons, Inc.	13,429	918,544
Chefs’ Warehouse, Inc.†	2,655	255,145
Sprouts Farmers Market, Inc.†	2,552	215,848
United Natural Foods, Inc.†	25,856	1,180,844
		2,570,381
Household products: 0.04%
Central Garden & Pet Co.†	1,560	69,170
Tobacco: 0.11%
Turning Point Brands, Inc.	2,317	196,505
Energy: 4.79%
Energy equipment & services: 1.19%
Bristow Group, Inc.	15,648	646,575
Helix Energy Solutions Group, Inc.†	34,094	297,982
Helmerich & Payne, Inc.	14,639	479,281
Liberty Energy, Inc. Class A	16,812	440,306
Nabors Industries Ltd.†	2,380	199,944
Seadrill Ltd.†	3,312	125,260
		2,189,348
Oil, gas & consumable fuels: 3.60%
California Resources Corp.	7,751	409,795
See accompanying notes to portfolio of investments
2 | Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Centrus Energy Corp. Class A†	2,289	$384,254
Clean Energy Fuels Corp.†	90,552	185,632
Diversified Energy Co.	18,661	258,641
Excelerate Energy, Inc. Class A	2,736	103,941
International Seaways, Inc.	11,492	880,172
Murphy Oil Corp.	2,866	93,317
Par Pacific Holdings, Inc.†	18,194	1,020,319
Peabody Energy Corp.	26,975	623,662
Riley Exploration Permian, Inc.	5,360	176,666
Scorpio Tankers, Inc.	12,560	869,906
SM Energy Co.	25,369	662,131
Teekay Tankers Ltd. Class A	10,769	698,585
Uranium Energy Corp.†	23,058	245,798
		6,612,819
Financials: 18.50%
Banks: 10.19%
1st Source Corp.	5,244	427,805
Amalgamated Financial Corp.	11,435	524,866
Ameris Bancorp	7,992	721,358
Axos Financial, Inc.†	7,376	718,349
Bank of NT Butterfield & Son Ltd.	10,213	607,673
BankUnited, Inc.	6,189	299,857
Banner Corp.	8,022	532,982
Capital Bancorp, Inc.	7,663	269,125
Carter Bankshares, Inc.	17,327	589,291
Cathay General Bancorp	7,418	459,842
Central Pacific Financial Corp.	6,039	230,690
Civista Bancshares, Inc.	3,893	109,860
CNB Financial Corp.	10,606	357,528
Customers Bancorp, Inc.†	7,656	605,590
Enterprise Financial Services Corp.	4,918	323,998
First BanCorp	34,750	905,932
First Financial Bancorp	21,060	712,460
First Financial Corp.	7,343	568,642
Firstsun Capital Bancorp†	12,325	477,963
Hancock Whitney Corp.	8,800	657,536
Hanmi Financial Corp.	19,432	629,597
Hilltop Holdings, Inc.	12,646	490,412
International Bancshares Corp.	1,824	138,533
Mercantile Bank Corp.	5,774	331,543
Metropolitan Bank Holding Corp.	7,192	710,282
NB Bancorp, Inc.	20,359	430,186
Northeast Community Bancorp, Inc.	15,047	417,404
Northwest Bancshares, Inc.	32,865	498,233
OFG Bancorp	13,024	639,088
Origin Bancorp, Inc.	11,291	577,535
Pathward Financial, Inc.	7,520	654,691
Preferred Bank	4,475	475,513
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 3

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Banks(continued)
Republic Bancorp, Inc. Class A	2,439	$220,559
Texas Capital Bancshares, Inc.	3,055	315,459
UMB Financial Corp.	7,984	1,139,796
WSFS Financial Corp.	12,537	961,964
		18,732,142
Capital markets: 1.62%
Acadian Asset Management, Inc.	2,290	163,781
Artisan Partners Asset Management, Inc. Class A	6,630	228,934
BGC Group, Inc. Class A	27,742	296,562
Marex Group PLC	13,706	835,381
StoneX Group, Inc.†	10,552	1,250,412
Victory Capital Holdings, Inc. Class A	2,472	207,796
		2,982,866
Consumer finance: 2.87%
Atlanticus Holdings Corp.†	6,000	613,500
Bread Financial Holdings, Inc.	5,985	648,475
Enova International, Inc.†	6,590	1,586,411
FirstCash Holdings, Inc.	1,989	430,260
LendingTree, Inc.†	13,586	601,724
OppFi, Inc.†	43,725	434,189
PROG Holdings, Inc.	14,182	661,023
Regional Management Corp.	7,325	301,790
		5,277,372
Financial services: 1.61%
Essent Group Ltd.	6,853	440,511
Evertec, Inc.	8,757	243,269
Jackson Financial, Inc. Class A	5,873	601,337
MGIC Investment Corp.	6,663	187,897
NMI Holdings, Inc. Class A†	8,174	335,870
Paysign, Inc.†	45,522	372,825
Radian Group, Inc.	5,835	219,804
Sezzle, Inc.†	3,289	564,491
		2,966,004
Insurance: 2.21%
Hamilton Insurance Group Ltd. Class B	14,857	504,247
HCI Group, Inc.	2,705	474,051
Oscar Health, Inc. Class A†	19,291	550,179
Palomar Holdings, Inc.†	2,168	274,013
Slide Insurance Holdings, Inc.†	51,981	1,006,872
Stewart Information Services Corp.	3,289	217,140
United Fire Group, Inc.	14,895	781,094
Universal Insurance Holdings, Inc.	6,071	251,097
		4,058,693
See accompanying notes to portfolio of investments
4 | Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Health care: 19.86%
Biotechnology: 9.40%
4D Molecular Therapeutics, Inc.†	24,814	$330,026
ACADIA Pharmaceuticals, Inc.†	12,785	323,461
ADMA Biologics, Inc.†	16,814	140,733
Alkermes PLC†	16,935	887,309
Arcturus Therapeutics Holdings, Inc.†	18,508	124,374
Arcus Biosciences, Inc.†	14,535	448,114
Arcutis Biotherapeutics, Inc.†	4,663	122,264
Arrowhead Pharmaceuticals, Inc.†	4,569	372,419
Beam Therapeutics, Inc.†	12,295	421,964
CareDx, Inc.†	14,575	415,388
CG oncology, Inc.†	2,370	168,389
Cogent Biosciences, Inc.†	8,210	317,727
CRISPR Therapeutics AG†	14,962	816,028
Cytokinetics, Inc.†	4,521	385,144
Dianthus Therapeutics, Inc.†	2,880	280,742
Dyne Therapeutics, Inc.†	3,156	70,095
Entrada Therapeutics, Inc.†	62,625	460,920
GRAIL, Inc.†	1,484	101,313
Ideaya Biosciences, Inc.†	10,081	375,719
Intellia Therapeutics, Inc.†	12,371	209,317
Ironwood Pharmaceuticals, Inc. Class A†	54,526	229,554
Janux Therapeutics, Inc.†	35,425	544,128
Kiniksa Pharmaceuticals International PLC Class A†	11,795	754,290
Krystal Biotech, Inc.†	1,613	599,504
Kura Oncology, Inc.†	16,070	176,288
Lyell Immunopharma, Inc.†	10,810	151,881
MacroGenics, Inc.†	18,863	87,147
MiMedx Group, Inc.†	45,773	176,226
Mirum Pharmaceuticals, Inc.†	1,670	195,507
Monte Rosa Therapeutics, Inc.†	20,770	502,634
Novavax, Inc.†	17,765	167,346
Nurix Therapeutics, Inc.†	9,268	224,842
Oruka Therapeutics, Inc.†	2,559	243,540
Praxis Precision Medicines, Inc.†	1,166	390,365
Protagonist Therapeutics, Inc.†	4,314	528,810
PTC Therapeutics, Inc.†	9,313	759,661
Puma Biotechnology, Inc.†	11,781	95,544
Relay Therapeutics, Inc.†	43,778	819,086
Spyre Therapeutics, Inc.†	4,072	361,512
Stoke Therapeutics, Inc.†	14,509	474,734
Syndax Pharmaceuticals, Inc.†	13,400	292,924
Tango Therapeutics, Inc.†	8,749	273,494
TG Therapeutics, Inc.†	7,864	432,048
Twist Bioscience Corp.†	3,092	318,105
Upstream Bio, Inc.†	28,913	200,078
Vaxcyte, Inc.†	4,064	236,240
Veracyte, Inc.†	10,440	613,141
Vir Biotechnology, Inc.†	35,463	361,368
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 5

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Biotechnology(continued)
Voyager Therapeutics, Inc.†	47,541	$166,394
Zymeworks, Inc.†	5,347	139,771
		17,287,608
Health care equipment & supplies: 2.88%
Axogen, Inc.†	14,956	690,818
Bioventus, Inc. Class A†	55,234	521,409
Butterfly Network, Inc. Class A†	116,090	977,478
Electromed, Inc.†	5,504	232,819
Embecta Corp.	9,497	30,960
Glaukos Corp.†	2,466	344,648
Lantheus Holdings, Inc.†	5,735	636,241
LivaNova PLC†	10,121	832,250
Omnicell, Inc.†	2,740	113,765
QuidelOrtho Corp.†	14,940	261,674
Tactile Systems Technology, Inc.†	12,268	365,341
TransMedics Group, Inc.†	4,414	293,178
		5,300,581
Health care providers & services: 3.61%
Accendra Health, Inc.†	66,549	227,598
Addus HomeCare Corp.†	2,750	276,293
Alignment Healthcare, Inc.†	33,031	786,468
AMN Healthcare Services, Inc.†	25,013	809,671
Aveanna Healthcare Holdings, Inc.†	87,548	750,286
Blueprint Medicines Corp.♦†	2,870	0
BrightSpring Health Services, Inc.†	22,534	1,571,521
Clover Health Investments Corp. Class A†	19,571	102,552
Concentra Group Holdings Parent, Inc.	5,949	176,983
Ensign Group, Inc.	2,649	424,635
Hims & Hers Health, Inc.†	10,991	381,058
Nutex Health, Inc.†	2,191	374,420
Oncology Institute, Inc.†	34,336	186,444
Pediatrix Medical Group, Inc.†	22,422	567,949
		6,635,878
Life sciences tools & services: 0.49%
10X Genomics, Inc. Class A†	9,841	377,304
Fortrea Holdings, Inc.†	29,641	515,753
		893,057
Pharmaceuticals: 3.48%
Amneal Pharmaceuticals, Inc.†	46,193	799,601
ANI Pharmaceuticals, Inc.†	8,131	673,084
Collegium Pharmaceutical, Inc.†	6,237	225,779
Contineum Therapeutics, Inc. Class A†	13,159	215,676
Corcept Therapeutics, Inc.†	4,570	397,361
Harmony Biosciences Holdings, Inc.†	15,963	581,213
Indivior Pharmaceuticals, Inc.†	22,681	930,601
See accompanying notes to portfolio of investments
6 | Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Pharmaceuticals(continued)
Liquidia Corp.†	9,142	$728,892
Nektar Therapeutics Class A†	2,001	139,690
Pacira BioSciences, Inc.†	7,416	188,144
Phibro Animal Health Corp. Class A	22,954	720,756
Rapport Therapeutics, Inc.†	4,744	197,682
Supernus Pharmaceuticals, Inc.†	4,266	198,412
Theravance Biopharma, Inc.†	7,117	120,989
Zevra Therapeutics, Inc.†	19,932	285,825
		6,403,705
Industrials: 14.94%
Aerospace & defense: 1.84%
AAR Corp.†	6,736	962,776
Innovative Solutions & Support, Inc.†	36,216	651,888
Kratos Defense & Security Solutions, Inc.†	1,450	72,297
Moog, Inc. Class A	634	268,715
Red Cat Holdings, Inc.†	9,510	101,282
V2X, Inc.†	13,559	1,010,959
VSE Corp.	1,353	309,160
		3,377,077
Building products: 0.48%
Janus International Group, Inc.†	14,528	80,630
Modine Manufacturing Co.†	2,081	555,669
Quanex Building Products Corp.	7,971	148,420
Resideo Technologies, Inc.†	3,392	105,491
		890,210
Commercial services & supplies: 1.54%
Brink’s Co.	2,481	234,430
Cimpress PLC†	9,392	955,166
Healthcare Services Group, Inc.†	13,362	328,171
Interface, Inc. Class A	19,922	714,004
Quad/Graphics, Inc.	71,634	603,875
		2,835,646
Construction & engineering: 2.93%
Ameresco, Inc. Class A†	13,413	370,199
Argan, Inc.	1,446	1,154,703
IES Holdings, Inc.†	468	343,821
Legence Corp. Class A†	1,769	150,772
Matrix Service Co.†	11,512	157,714
MYR Group, Inc.†	2,929	1,465,672
Primoris Services Corp.	5,338	529,103
Sterling Infrastructure, Inc.†	639	536,351
Tutor Perini Corp.	8,324	690,642
		5,398,977
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 7

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Electrical equipment: 2.73%
Allient, Inc.	2,632	$270,912
American Superconductor Corp.†	18,863	783,003
Amprius Technologies, Inc.†	41,165	570,547
Array Technologies, Inc.†	47,139	349,300
EnerSys	5,004	1,170,035
Eos Energy Enterprises, Inc.†	10,941	64,333
NANO Nuclear Energy, Inc.†	1,839	38,877
Nextpower, Inc. Class A†	2,999	357,301
NuScale Power Corp.†	6,878	68,986
Powell Industries, Inc.	3,274	937,543
Power Solutions International, Inc.†	5,209	202,578
Vicor Corp.†	530	201,283
		5,014,698
Machinery: 2.34%
Blue Bird Corp.†	12,107	955,969
CECO Environmental Corp.†	4,622	419,400
Columbus McKinnon Corp.	56,737	858,431
JBT Marel Corp.	1,444	209,380
Microvast Holdings, Inc.†	37,348	43,697
Mueller Industries, Inc.	3,762	462,462
Mueller Water Products, Inc. Class A	6,353	164,098
Park-Ohio Holdings Corp.	9,878	379,809
SPX Technologies, Inc.†	1,070	262,332
Terex Corp.	7,461	540,102
		4,295,680
Marine transportation: 0.45%
Costamare, Inc.	18,525	259,720
Matson, Inc.	2,955	568,040
		827,760
Passenger airlines: 0.62%
SkyWest, Inc.†	11,431	1,135,441
Professional services: 1.12%
IBEX Holdings Ltd.†	18,438	559,962
Innodata, Inc.†	3,644	275,414
TriNet Group, Inc.	11,162	552,407
Upwork, Inc.†	25,990	217,276
Willdan Group, Inc.†	5,789	457,910
		2,062,969
Trading companies & distributors: 0.89%
Alta Equipment Group, Inc.†	6,427	41,583
DXP Enterprises, Inc.†	4,961	837,119
Herc Holdings, Inc.	2,486	356,343
Rush Enterprises, Inc. Class A	5,635	411,271
		1,646,316
See accompanying notes to portfolio of investments
8 | Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Information technology: 14.88%
Communications equipment: 0.94%
Applied Optoelectronics, Inc.†	843	$124,899
Extreme Networks, Inc.†	5,678	183,797
NetScout Systems, Inc.†	17,515	762,778
Viasat, Inc.†	7,325	657,858
		1,729,332
Electronic equipment, instruments & components: 3.03%
Advanced Energy Industries, Inc.	1,350	503,374
Arlo Technologies, Inc.†	41,954	565,540
Bel Fuse, Inc. Class A	1,678	488,684
Bel Fuse, Inc. Class B	850	283,084
Fabrinet†	871	489,572
nLight, Inc.†	10,192	709,567
Ouster, Inc.†	4,952	309,599
Sanmina Corp.†	3,894	985,494
TTM Technologies, Inc.†	2,110	394,612
Vishay Intertechnology, Inc.	15,699	844,292
		5,573,818
IT services: 0.21%
Applied Digital Corp.†	10,406	388,144
Semiconductors & semiconductor equipment: 5.70%
ACM Research, Inc. Class A†	9,858	1,250,882
Amkor Technology, Inc.	2,924	252,137
Axcelis Technologies, Inc.†	3,017	571,571
Diodes, Inc.†	2,187	239,345
FormFactor, Inc.†	2,267	362,561
Ichor Holdings Ltd.†	6,911	775,967
MaxLinear, Inc.†	7,390	946,142
Onto Innovation, Inc.†	2,247	850,377
Penguin Solutions, Inc.†	17,451	1,326,450
Photronics, Inc.†	11,517	374,648
Rambus, Inc.†	4,733	628,258
Rigetti Computing, Inc.†	17,972	347,219
Semtech Corp.†	2,167	350,729
SiTime Corp.†	704	524,874
Ultra Clean Holdings, Inc.†	11,762	1,677,144
		10,478,304
Software: 4.83%
8x8, Inc.†	61,903	105,854
A10 Networks, Inc.	38,171	1,426,069
ACI Worldwide, Inc.†	4,879	245,365
Amplitude, Inc. Class A†	29,751	227,595
Clear Secure, Inc. Class A	14,268	795,156
Commvault Systems, Inc.†	2,368	335,617
Consensus Cloud Solutions, Inc.†	9,826	374,862
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 9

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Software(continued)
Daily Journal Corp.†	908	$545,880
D-Wave Quantum, Inc.†	16,433	394,228
Five9, Inc.†	20,725	441,857
Freshworks, Inc. Class A†	83,204	842,024
Hut 8 Corp.†	5,163	596,042
Intapp, Inc.†	6,834	172,285
InterDigital, Inc.	2,066	584,947
Pagaya Technologies Ltd. Class A†	10,834	197,720
Qualys, Inc.†	2,407	330,938
SoundHound AI, Inc. Class A†	12,145	78,578
Sprinklr, Inc. Class A†	34,516	178,103
SPS Commerce, Inc.†	2,913	166,536
Tenable Holdings, Inc.†	3,376	124,507
Terawulf, Inc.†	17,074	421,728
Workiva, Inc. Class A†	2,543	123,361
Zeta Global Holdings Corp. Class A†	8,829	173,755
		8,883,007
Technology hardware, storage & peripherals: 0.17%
Diebold Nixdorf, Inc.†	3,015	256,336
Quantum Computing, Inc.†	6,943	67,347
		323,683
Materials: 4.01%
Chemicals: 0.89%
HB Fuller Co.	5,775	336,625
Koppers Holdings, Inc.	9,467	425,068
Mativ Holdings, Inc.	9,164	69,371
Perimeter Solutions, Inc.†	22,354	796,920
		1,627,984
Containers & packaging: 0.31%
Ardagh Metal Packaging SA	43,677	207,029
O-I Glass, Inc.†	37,498	361,106
		568,135
Metals & mining: 2.56%
Century Aluminum Co.†	18,307	842,305
Coeur Mining, Inc.	25,276	412,505
Commercial Metals Co.	6,103	382,963
Constellium SE Class A†	40,346	1,285,827
Ryerson Holding Corp.	10,837	266,699
SSR Mining, Inc.†	39,336	1,112,422
SunCoke Energy, Inc.	27,426	220,779
USA Rare Earth, Inc.†	8,935	192,817
		4,716,317
See accompanying notes to portfolio of investments
10 | Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Paper & forest products: 0.25%
Clearwater Paper Corp.†	10,135	$158,917
Sylvamo Corp.	8,068	304,970
		463,887
Real estate: 5.64%
Diversified REITs: 0.66%
Broadstone Net Lease, Inc.	30,661	633,763
CTO Realty Growth, Inc.	7,202	154,915
Essential Properties Realty Trust, Inc.	14,353	428,437
		1,217,115
Health care REITs: 0.89%
CareTrust REIT, Inc.	30,876	1,245,847
National Health Investors, Inc.	1,916	146,114
Sabra Health Care REIT, Inc.	12,163	237,300
		1,629,261
Hotel & resort REITs: 1.78%
Apple Hospitality REIT, Inc.	27,113	455,769
Chatham Lodging Trust	44,359	586,870
DiamondRock Hospitality Co.	71,893	875,657
Ryman Hospitality Properties, Inc.	3,984	512,143
Xenia Hotels & Resorts, Inc.	41,537	845,693
		3,276,132
Industrial REITs: 0.39%
Industrial Logistics Properties Trust	64,073	568,328
LXP Industrial Trust	2,922	157,437
		725,765
Office REITs: 0.34%
Postal Realty Trust, Inc. Class A	24,998	615,951
Real estate management & development: 0.78%
Compass, Inc. Class A†	74,886	923,344
Newmark Group, Inc. Class A	34,001	513,755
		1,437,099
Retail REITs: 0.80%
CBL & Associates Properties, Inc.	15,986	848,697
Getty Realty Corp.	10,709	357,252
Urban Edge Properties	11,384	260,466
		1,466,415
Utilities: 2.25%
Electric utilities: 0.76%
Otter Tail Corp.	5,166	464,837
Portland General Electric Co.	17,945	930,089
		1,394,926
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 11

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Gas utilities: 0.32%
New Jersey Resources Corp.	5,550	$311,022
Southwest Gas Holdings, Inc.	3,173	281,382
		592,404
Independent power and renewable electricity producers: 0.22%
Clearway Energy, Inc. Class C	11,777	402,538
Multi-utilities: 0.43%
Avista Corp.	19,220	786,290
Water utilities: 0.52%
California Water Service Group	13,376	650,742
Consolidated Water Co. Ltd.	10,755	317,273
		968,015
Total common stocks (Cost $140,488,298)		178,795,782

	Expiration date
Rights: 0.00%
Financials: 0.00%
Financial services: 0.00%
OmniAb, Inc. $15.00 Earnout shares♦†	11-2-2027	103	0
Health care: 0.00%
Biotechnology: 0.00%
Aduro Biotech, Inc.♦†	10-2-2030	4,415	0
Life sciences tools & services: 0.00%
OmniAb, Inc. $12.50 Earnout shares♦†	11-2-2027	103	0
Total rights (Cost $0)			0

		Yield
Short-term investments: 2.40%
Investment companies: 2.40%
Allspring Government Money Market Fund Select Class♠∞		3.57%	4,416,794	4,416,794
Total short-term investments (Cost $4,416,794)				4,416,794
Total investments in securities (Cost $144,905,092)	99.62%			183,212,576
Other assets and liabilities, net	0.38			707,743
Total net assets	100.00%			$183,920,319

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
12 | Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,316,982	$12,979,052	$(12,879,240)	$0	$0	$4,416,794	4,416,794	$33,856
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	28	9-18-2026	$4,196,430	$4,263,840	$67,410	$0
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 13

Notes to portfolio of investments—June 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
14 | Allspring Disciplined Small Cap Fund

Notes to portfolio of investments—June 30, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,559,185	$0	$0	$3,559,185
Consumer discretionary	15,913,406	0	0	15,913,406
Consumer staples	3,233,822	0	0	3,233,822
Energy	8,802,167	0	0	8,802,167
Financials	34,017,077	0	0	34,017,077
Health care	36,520,829	0	0	36,520,829
Industrials	27,484,774	0	0	27,484,774
Information technology	27,376,288	0	0	27,376,288
Materials	7,376,323	0	0	7,376,323
Real estate	10,367,738	0	0	10,367,738
Utilities	4,144,173	0	0	4,144,173
Rights
Financials	0	0	0	0
Health care	0	0	0	0
Short-term investments
Investment companies	4,416,794	0	0	4,416,794
	183,212,576	0	0	183,212,576
Futures contracts	67,410	0	0	67,410
Total assets	$183,279,986	$0	$0	$183,279,986
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of June 30, 2026, $489,614 was segregated as cash collateral for these open futures contracts.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Disciplined Small Cap Fund | 15